NOTE PAYABLE (Details Narrative)		6 Months Ended
	Dec. 12, 2022 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 30, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Unsecured promissory note									$ 8,500,000
Other expense | ¥					¥ 4,000
Ordinary shares | shares		200,000,000				200,000,000	200,000,000	200,000,000
Note purchase agreement [member]
IfrsStatementLineItems [Line Items]
Unsecured promissory note	$ 1,332,500
Gross proceeds	1,250,000
Original issue discount	62,500
Other expense	$ 20,000
Debt interest, rate	8.00%
Prepayment outstanding balance, rate	120.00%
Maximum monthly redemption, amount	$ 200,000
Outstanding balance	$ 200,000
Outstanding balance, rate	1.00%
Outstanding balance interest, description	the Investor shall have the right to increase the balance of the Note by fifteen percent (15%) for Major Trigger Event (as defined in the Note) and five percent (5%) for Minor Trigger Event (as defined in the Note). In addition, the Note provides that upon occurrence of an Event of Default, the interest rate shall accrue on the outstanding balance at the rate equal to the lesser of twenty-two percent (22%) per annum or the maximum rate permitted under applicable law.
Amortized for discount		$ 20,833	144,337	$ 20,833	144,337
Interest expense		52,376	362,877	52,376	362,877
Notes payable		15,000	¥ 108,770	15,000	108,770
Loss on conversion of notes				$ 4,955	¥ 34,330
Outstanding principal balance		1,278,073				¥ 9,267,694	$ 1,272,240	¥ 8,775,000
Unamortized for discount		$ 39,427					$ 60,260
Note purchase agreement [member] | Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares | shares		22,751		22,751	22,751	22,751